Operating expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Salaries	£ 2,765	£ 3,097	£ 3,177
Variable compensation	298	281	314
Temporary and contract costs	415	674	638
Social security costs	318	388	344
Share-based compensation	17	32	36
Pension costs - defined benefit schemes (see Note 4)	309	267	523
Pension costs - loss/(gain) on curtailments or settlements (see Note 4)	66	1	(65)
Pension costs - defined contribution schemes	92	89	74
Severance	255	229	511
Other	141	66	174
Staff costs	4,676	5,124	5,726
Premises and equipment	1,565	1,388	1,827
UK bank levy	215	190	230
Other administrative expenses	3,108	8,555	6,058
Property, plant and equipment depreciation and write down (see Note 16)	586	574	950
Intangible assets amortisation (see Note 15)	222	204	230
Depreciation and amortisation	808	778	1,180
Write down of goodwill and other intangible assets	29	159	1,332
Operating expenses	£ 10,401	£ 16,194	£ 16,353